Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Amortization expense intangible assets	$ 591,321	$ 314,023	$ 87,723
Acquired intangible asset	$ 890,377	$ 853,049	$ 459,198